As filed with the Securities and Exchange Commission on September 5, 2025

1933 Act Registration No. 033-43089

1940 Act Registration No. 811-06431

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 87	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 89	☒

AMG ETF TRUST

(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500

Stamford, Connecticut 06901

(Address of principal executive offices)

Registrant’s telephone number, including area code: (844) 545-1258

Gregory C. Davis

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

(Name and address of agent for service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 15, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 87 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, solely to designate September  15, 2025 as the new effective date for the Registration Statement of AMG GW&K Muni Income ETF, a series of AMG ETF Trust, filed in Post-Effective Amendment No. 86 on June 24, 2025 pursuant to Rule 485(a) under the 1933 Act. Unless otherwise indicated herein, this Post-Effective Amendment No. 87 does not supersede or amend any disclosure contained in Post-Effective Amendment No. 86.

AMG ETF TRUST

AMG GW&K MUNI INCOME ETF

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 86 to the Registration Statement on Form N-1A of AMG ETF Trust (the “Trust”) under the Securities Act of 1933, as amended, and Amendment No. 88 to the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on June 24, 2025 (“Amendment No. 86/88”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 86/88 to the Trust’s Registration Statement on Form N-1A filed with the SEC on June 24, 2025.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 86/88 to the Trust’s Registration Statement on Form N-1A filed with the SEC on June 24, 2025.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, AMG ETF Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Stamford, and State of Connecticut, on the 5th day of September, 2025.

AMG ETF Trust

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer, Chief Financial Officer, and
Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Jill R. Cuniff* Jill R. Cuniff	Trustee	September 5, 2025

/s/ Kurt A. Keilhacker* Kurt A. Keilhacker	Trustee	September 5, 2025

/s/ Peter W. MacEwen* Peter W. MacEwen	Trustee	September 5, 2025

/s/ Steven J. Paggioli* Steven J. Paggioli	Trustee	September 5, 2025

/s/ Eric Rakowski* Eric Rakowski	Trustee	September 5, 2025

/s/ Victoria L. Sassine* Victoria L. Sassine	Trustee	September 5, 2025

/s/ Garret W. Weston* Garret W. Weston	Trustee	September 5, 2025

/s/ Keitha L. Kinne Keitha L. Kinne	President and Principal Executive Officer (Principal Executive Officer)	September 5, 2025

/s/ Thomas Disbrow Thomas Disbrow	Treasurer, Chief Financial Officer, and Principal Financial Officer (Principal Accounting Officer) (Principal Financial Officer)	September 5, 2025

*By:	/s/ Thomas Disbrow
Thomas Disbrow

*

Pursuant to the Power of Attorney for Trustees and certain Officers incorporated herein by reference to Post-Effective Amendment No. 86 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-43089 and 811-06431 (filed June 24, 2025).

Date: September 5, 2025